N-2 - USD ($)		Oct. 26, 2026	Sep. 30, 2026
Cover [Abstract]
Entity Central Index Key		0000806628
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Investment Company Act File Number		811-04915
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		72
Entity Registrant Name		DNP Select Income Fund Inc
Entity Address, Address Line One		101 Munson Street
Entity Address, City or Town		Greenfield
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		01301
City Area Code		877
Local Phone Number		381-2537
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
SENIOR SECURITIES
Information regarding the Fund’s senior securities as of the end of the Fund’s last ten fiscal years can be found in the Fund’s Annual Report to Shareholders dated October 31, 2025, as filed with the SEC on Form N-CSR on December 23, 2025, and in the Fund’s Annual Report to Shareholders dated October 31, 2020, as filed with the SEC on Form N-CSR on December 29, 2020.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE FUND’S INVESTMENTS
This section provides additional information about the Fund’s investments and certain portfolio management techniques the Fund may use. More information about the Fund’s investments and portfolio management techniques and the associated risks is included in the SAI.
Investment Objectives and Principal Investment Strategy
The Fund’s primary investment objectives are current income and long-term growth of income. Capital appreciation is a secondary objective. There can be no assurance the Fund will achieve its investment objectives or earn a return on its assets, and you could lose some or all of your investment.
The Fund seeks to achieve its investment objectives by investing primarily in a diversified portfolio of equity and fixed income securities of companies in the public utilities industry. Under normal conditions, more than 65% of the Fund’s total assets will be invested in securities of public utility companies engaged in the production, transmission or distribution of electric energy, gas or telephone services.
The Fund’s investment objectives stated above and its policy of concentrating its investments in the utilities industry are fundamental policies and may not be changed without the approval of the holders of a “majority” (as defined in the 1940 Act) of the outstanding Common Stock and Preferred Stock voting together as one class, which means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.
The Fund’s policy of concentrating its investments in the utilities industry has been developed to take advantage of the characteristics of securities of companies in that industry. Historically, securities of companies in the public utilities industry have tended to produce current income and long-term growth of income for their holders. They are thus well suited to the Fund’s primary investment objectives.
See “Investment Objectives and Policies” in the SAI for a complete list of the fundamental investment restrictions and other significant investment policies of the Fund.

Risk Factors [Table Text Block]
RISKS
Investing in the Fund involves risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, you should consider carefully the following risks before investing in the Fund.
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Fund’s Common Stock at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends or distributions.
Market Discount to Net Asset Value Risk
The shares of closed-end management investment companies often trade at a discount to their net asset value. Although the Fund’s Common Stock has historically traded at a premium to its net asset value, it may trade at a discount to net asset value. If its Common Stock trades at a discount to its net asset value, the risk of loss may increase for purchasers of its Common Stock.
At-the-Market Offering Risk
Sales of Common Stock under an at-the-market offering may occur over an extended period and the Fund cannot predict the amount or timing of those sales. Sales may dilute or increase net asset value per share and earnings per share depending on the price at which shares are sold relative to net asset value, after taking into account commissions and offering expenses. Sales may also place downward pressure on the market price of Common Stock or cause the Common Stock to trade at a different premium or discount to net asset value. Because the amount and price of shares sold are not known in advance, investors cannot predict the economic effects of the offering or the amount of proceeds the Fund will receive.
Concentration Risk
The Fund invests a significant portion of its total assets in securities of public utility companies engaged in the production, transmission or distribution of electric energy, gas, or telephone services. The focus of the Fund’s portfolio on specific sectors may present more risks than if the Fund’s portfolio were broadly spread over numerous sectors of the economy. Adverse economic, political or regulatory occurrences affecting one or more of those sectors will have a larger impact on the Fund than on an investment company that does not concentrate solely in those specific sectors. At times, the performance of companies in those sectors will lag the performance of other sectors or the broader market as a whole. As concentration of the Fund’s investments in a sector increases, so does the potential for fluctuation in the net asset value of Common Stock.
Utilities Industry Risk
Risks that are intrinsic to public utility companies include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas and other fuels, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials, the disposal of radioactive wastes, shutdown of facilities or release of radiation resulting from catastrophic events, disallowance of costs by regulators which may reduce profitability, and changes in market structure that increase competition.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. The Fund cannot assure you that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by utility companies. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief.
Certain issuers of securities held in the Fund’s portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. The Fund cannot assure you that such pricing policies or rates of return will continue in the future.
Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.
The Fund’s investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are partially or fully government-owned, thereby limiting current investment opportunities for the Fund, the Fund believes that, in order to attract significant capital for growth, foreign governments are likely to seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies. Of course, the Fund cannot assure you that such favorable developments will occur or that investment opportunities in foreign markets will increase or that regulatory structures will remain stable over time.
The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business. The Fund takes into account anticipated economic growth rates and other economic developments when selecting securities of utility companies.
Certain segments of the electric, gas, telecommunications and midstream energy sectors of the public utilities industry, and individual companies within such segments, may not perform as well as each sector as a whole (or companies or segments of other sectors). Many utility companies have historically been subject to risks of increases in fuel and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations. In particular, regulatory changes with respect to nuclear and conventionally fueled power generating and transmission facilities could increase costs or impair the ability of utility companies to operate and utilize such facilities, thus reducing the companies’ earnings or resulting in losses. Rates of return on investment of certain utility companies are subject to review by government regulators. Changes in regulatory policies or accounting standards may negatively affect the earnings or dividends of utility companies. Costs incurred by utilities, such as fuel and purchased power costs, often are subject to immediate market action resulting from such things as political or military forces operating in geographic regions where oil production is concentrated or global or from regional weather conditions, such as droughts, while the rates of return of utility companies generally are subject to review and limitation by state and/or national public utility commissions, which results ordinarily in a lag or an absence of correlation between costs and return. It is also possible that costs may not be offset by return. Utility companies have, in recent years, been affected by increased competition, which could adversely affect the profitability or viability of such utilities. Electric utilities may also be subject to increasing economic pressures due to deregulation of generation, transmission and other aspects of their business. Telecommunications companies have been subject to risks associated with increasing levels of competition, technology substitution (
i.e.
, wireless, broadband internet access and voice over Internet protocol, or VoIP), industry overcapacity, consolidation and regulatory uncertainty.
Certain public utility companies may have operations that involve transitioning from traditional energy facilities (including oil, gas or other hydrocarbons) to those focused on renewable energy (including wind, solar, hydrogen, geothermal, biomass, etc.). Renewable energy companies and other companies operating in the renewable energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain renewable energy assets. Renewable energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for renewable energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies.
Because many renewable energy infrastructure companies enter into long-term contracts for energy offtake, if their counterparties experience economic stress, there could be subsequent concerns regarding those long-term contracts. In addition, worsening or extreme weather conditions, such as droughts, severe storms and floods, could lead to lower utilization of clean energy assets than anticipated when the long-term contracts were signed. Further, as increased capital enters the renewable energy space, combined with decreasing costs, there may be pressure on power pricing, which in turn could result in lower rates of return on certain projects.

The renewable energy sector can also be significantly affected by changes in the prices and supplies of other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. Certain factors may negatively contribute to the growth of the renewable energy group of industries, including changes in government policy that no longer focus on clean energy, which could result in reduced capital investment in the sector. In addition, long-term renewable energy infrastructure growth is largely dependent on battery storage technology, which today is insufficient to meet long-term policy goals. Moreover, due to the volume of renewable energy infrastructure needed to meet such policy goals, construction slowdowns or the inability to construct projects on time could result in reduced growth for the renewable energy group of industries.
Electric.
 The electric utility sector consists of companies that are engaged principally in the generation, distribution, transmission, delivery or sale of electric energy, although many also provide other energy-related services. In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate, and risks related to abandonment of old projects and cost overruns of new projects. In a period of declining interest rates, many utilities refinance high cost debt and in doing so improve their fixed charges coverage. In a period of declining interest rates, however, regulators may lower allowed rates of return as interest rates decline and thereby cause the benefits of the interest rate declines to be shared wholly or in part with customers. In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities’ increased costs. The construction and operation of nuclear power facilities are subject to strict scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies which have comparable jurisdiction. Strict scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning such plants.
The rating agencies look closely at the business profile of utilities. Ratings for companies are expected to be impacted to a greater extent in the future by the division of their asset base. Electric utility companies that focus more on the generation of electricity may be assigned less favorable ratings as this business is expected to be competitive and the least regulated. On the other hand, companies that focus on transmission and distribution, which is expected to be the least competitive and the more regulated part of the business, may see higher ratings given the greater predictability of cash flow.
Some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment. In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer’s balance sheet.
Gas.
 Gas transmission companies and gas distribution companies are undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of certain parts of the industry. In the recent decade, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In the opinion of the Investment Adviser, however, environmental considerations could improve the outlook for the gas sector in the future. For example, natural gas is the cleanest of the hydrocarbon fuels, and this may result in incremental shifts in fuel consumption toward natural gas and away from oil and coal, even for electricity generation. However, technological or regulatory changes within the industry (such as requirements to use alternative energy sources) may delay or prevent this result. In addition, the risks that apply to electric utility companies also generally apply to gas utility companies.
Telecommunications.
 In the past, telecommunications companies offered services under conditions so highly regulated that the companies were considered and treated as utilities. Traditional telephone companies offered voice service within broad market areas. Cable companies were generally small businesses focused on offering video services in limited geographic markets. Today, these historically different types of communication service businesses are converging to form a broad “communication” sector in which companies are growing in size and increasingly bundling their service offerings to include a combination of wireline and wireless telephone service, wireline and wireless broadband internet access, video communication services and entertainment content. In many instances, these entities have modernized and are expanding geographically into national and international markets. Nonetheless, regulators may impose, or seek to impose, greater or less regulation than in the past. Increasing competition, technological innovations, changes in consumer demand and other structural changes could adversely affect the profitability of these companies and the growth rate of their dividends. In addition, potential statutory or regulatory changes could either help or harm particular segments of the communication sector.
Communication companies are or may be subject to federal, state and/or local government regulation, including how and where infrastructure is constructed, maintained and operated, environmental and safety controls, and, in some cases, the prices these companies may charge for the products and services they provide. Such regulation can change over time in both scope and intensity. Various governmental entities have the authority to enforce compliance with these regulations and to grant, deny or modify any certificates, permits, or authorizations issued under the regulations. Violations are subject to administrative, civil and criminal penalties, or a combination thereof, including revocations, fines, injunctions. Stricter laws, regulations or enforcement policies could be enacted at any time, which would likely increase compliance costs and may adversely affect the financial performance of communication companies.
In addition, potential regulatory or statutory changes could either help or harm particular segments of the communication sector. On the regulatory front, communication companies are subject to the Communications Act of 1934 (as amended), which is administered by the Federal Communications Commission (“FCC”). Among other matters, the FCC classified broadband internet access service as an information service, reinstated the private mobile service classification of mobile broadband internet access service, and eliminated or modified certain other regulations and requirements pertaining to the provision of broadband internet access services. In addition, the FCC has acted to streamline the agency’s pole attachment rules, amend processes and certain regulations involving infrastructure siting, reexamine service provider obligations for rebuilding and repairing broadband infrastructure after natural disasters, and eliminated Form 325, Annual Report of Cable Television Systems. In addition, all final FCC actions, including those listed here, are subject to legal appeal. Communication companies may also be subject to state and local regulation that could either help or harm particular segments of the sector.
Midstream Energy.
 Certain of the Fund’s investments in the midstream energy sector will be through MLPs, which are subject to separate risks discussed below. There are special risks inherent in the midstream energy sector, including supply and demand risk, acquisition risk, regulatory risk, commodity pricing risk, catastrophe risk and affiliated party risk.
Data Centers.
Certain issuers in which the Fund invests, including electric and gas utilities and other infrastructure companies, may experience increased demand associated with data centers, including facilities supporting artificial intelligence and cloud-computing applications. Serving such customers may require substantial investments in electric generation, transmission, distribution, natural-gas
and other infrastructure. Forecasts for data-center development and electricity demand are uncertain, and projects may be delayed, downsized, relocated or canceled because of economic, technological, financing, equipment, permitting, environmental, water-use,
land use, legislative, political, or community considerations. If anticipated demand does not materialize, utility companies may be unable to recover the costs of infrastructure constructed to serve such anticipated demand or may be left with underutilized or stranded assets. Regulators also may limit or delay recovery of such costs, require that such costs be allocated to data-center customers rather than other ratepayers, impose special tariffs or customer-credit requirements, or take other actions in response to reliability, affordability, or environmental concerns. Data-center demand may be concentrated among a limited number of large customers, and the loss or financial distress of one or more such customers could adversely affect a utility company’s revenues and ability to recover its capital investments. These developments may increase an issuer’s capital and financing requirements, adversely affect its credit ratings or dividends, and reduce the value of the Fund’s investments.
Supply and Demand Risk.
 A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities, a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of companies in the midstream energy sector (“energy companies”). Energy companies are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors. Factors affecting the volume of production of energy commodities and the volume of energy commodities available for transportation, storage, processing or distribution include depletion of resources; depressed commodity prices; catastrophic events; labor relations; increased environmental or other governmental regulation; equipment malfunctions and maintenance difficulties; import volumes; international politics; policies of the Organization of Petroleum Exporting Countries; and increased competition from alternative energy sources. Alternatively, a decline in demand for energy commodities could result from factors such as adverse economic conditions (especially in key energy-consuming countries); increased taxation; weather and climate conditions; increased environmental or other governmental regulation; increased fuel economy; increased energy conservation or use of alternative energy sources; legislation intended to promote the use of alternative energy sources; or increased commodity prices.
Acquisition Risk
. The ability of energy companies to grow and, where applicable, to increase distributions to their equity holders can be highly dependent on their ability to make acquisitions that result in an increase in adjusted operating surplus. In the event that such companies are unable to make such accretive acquisitions because they are unable to identify attractive acquisition candidates or negotiate acceptable purchase contracts, because they are unable to raise financing for such acquisitions on economically acceptable terms, or because they are outbid by competitors, their future growth and ability to raise distributions will be limited and their ability to repay their debt holders may be weakened. Furthermore, even if these companies do consummate acquisitions that they believe will be accretive, the acquisitions may instead result in a decrease in adjusted operating surplus.

Regulatory Risk
. Energy companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Such regulation can change over time in both scope and intensity. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy companies.
The operations of wells, gathering systems, pipelines and distribution facilities, refineries, electric generating, transmission, and distribution facilities and other facilities are subject to stringent and complex federal, state and local environmental laws and regulations. These include, for example:

•	the federal Clean Air Act and comparable state laws and regulations that impose obligations related to air emissions;

•	the federal Clean Water Act and comparable state laws and regulations that impose obligations related to discharges of pollutants into regulated bodies of water;

•	the Resource Conservation and Recovery Act (“RCRA”) and comparable state laws and regulations that impose requirements for the handling and disposal of waste from facilities; and

•
the Comprehensive Environmental Response, Compensation, and Liability Act (“CERCLA”), also known as “Superfund,” and comparable state laws and regulations that regulate the cleanup of hazardous substances that may have been released at properties currently or previously owned or operated by energy companies or at locations to which they have sent waste for disposal.

Failure to comply with these laws and regulations may trigger a variety of administrative, civil and criminal enforcement measures, including the assessment of monetary penalties, the imposition of remedial requirements, and the issuance of orders enjoining future operations. These laws and regulations may mandate costly capital upgrades at regulated facilities. Certain environmental statutes, including RCRA, CERCLA, the federal Oil Pollution Act and analogous state laws and regulations, also impose strict, joint and several liability for costs required to clean up and restore sites where hazardous substances have been disposed of or otherwise released. Moreover, it is not uncommon for neighboring landowners and other third parties to file claims for personal injury and property damage allegedly caused by the release of hazardous substances or other waste products into the environment.
There is an inherent risk that energy companies may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. For example, an accidental release from wells or energy infrastructure assets could subject them to substantial liabilities for environmental cleanup and restoration costs, claims made by neighboring landowners and other third parties for personal injury and property damage, and fines or penalties for related violations of environmental laws or regulations. Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase compliance costs and remediation costs. For example, hydraulic fracturing, a technique commonly used in the completion of oil and gas wells, has become a subject of increasing regulatory scrutiny and may be subject in the future to more stringent, and costlier compliance requirements.
Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” (“GHGs”) such as carbon dioxide, a by-product
of burning fossil fuels, and methane, the major constituent of natural gas, which many scientists and policymakers believe contribute to global climate change. At the international level, the United Nations Framework Convention on Climate Change, the Kyoto Protocol and the Paris Agreement address GHG emissions, and several countries, including those in the European Union, have implemented climate change programs to restrict GHG emissions. Under the Trump Administration, the United States initiated a withdrawal from the Paris Agreement, although it remains the principal international climate framework.
In the United States, the Environmental Protection Agency (the “EPA”) determined in December 2009 that emissions of carbon dioxide, methane and certain other GHGs endanger public health and the environment by contributing to climate change. Federal agencies subsequently promulgated various regulations to address GHG emissions (the “Endangerment Finding”), including rules requiring GHG controls at oil and gas operations applicable to new motor vehicles and motor vehicle engines. In September 2026, the EPA also finalized the repeal of significant portions of its 2024 greenhouse-gas
standards for fossil fuel-fired power plants and separately proposed to repeal the remaining federal greenhouse-gas
standards applicable to those facilities. In February 2026, however, the EPA finalized rules rescinding the 2009 Endangerment Finding and repealing certain federal GHG emissions standards. These actions are expected to be the subject of continued litigation and could be reversed by future court decisions or administrations, and the long-term direction of federal climate regulations remains fluid as future administrations may take a more restrictive or less restrictive approach. Whether or not the federal efforts continue to slow or increase, states may adopt their own climate requirements. Many states, either individually or as part of multi-state regional initiatives, already have been instituting measures (including cap and trade programs and incentives for renewable energy generation) to reduce emissions of GHGs. Additional such measures are frequently under consideration.

Existing or future climate requirements could cause certain companies in which the Fund may invest to incur higher costs for the operation and maintenance of their facilities, the installation of control equipment, and the implementation of compliance programs as well as reduce demand for their products and services. Any such result may adversely affect the total return of certain of the Fund’s investments.
Commodity Pricing Risk
. The return on the Fund’s investments in energy companies may be dependent on the prices received by those companies for the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products or coal. These prices may fluctuate widely in response to a variety of factors including global and domestic economic conditions, weather and climate conditions, the supply and price of imported energy commodities, the production and storage levels of energy commodities in certain regions or in the world, policies of the Organization of Petroleum Exporting Countries, political stability, transportation facilities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices may also make it more difficult for energy companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices. The energy industry as a whole, including the midstream energy sector, may also be impacted by the perception that the performance of energy companies is directly linked to commodity prices. High commodity prices may drive further energy conservation efforts, and a slowing economy may adversely impact energy consumption, which may adversely affect the performance of MLPs and other energy companies.
Catastrophe Risk
. The operations of energy companies are subject to many inherent hazards, including: damage to pipelines, storage tanks or other equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires, and other natural disasters (which may worsen with climate change), or by acts of terrorism; inadvertent damage from construction, farm equipment, and other accidents; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons or other hazardous materials; and spills, blowouts, fires, and explosions. Since the September 11, 2001 terrorist attacks, the United States Government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage and may result in the curtailment or suspension of their related operations.
Wildfires have increased in frequency and severity in certain areas of the United States, and this trend may continue. Wildfire risk is especially significant for utility companies. Utility equipment, such as power lines and transformers, can start a wildfire or help it spread, particularly during periods of high winds, heat, and drought. A utility company found to have caused or contributed to a wildfire may face substantial damage claims, remediation costs, government fines and penalties, regulatory proceedings, and other legal actions, including criminal proceedings in certain circumstances. Under certain state laws, a utility company may be held liable for wildfire damage associated with its equipment even if the company was not negligent. Wildfires also may damage a utility company’s facilities, interrupt operations or service, and require substantial repair, restoration, and emergency-response expenditures. Utility companies may also have to spend large amounts to reduce wildfire risk, for example by moving power lines underground, strengthening or replacing equipment, and clearing vegetation. They may also have to shut off power to customers during high-risk conditions, which can lead to lost revenue, customer claims, and regulatory scrutiny. Utility companies may not be able to recover these costs and losses through the rates they charge customers. Wildfire-related insurance may be costly, limited, or unavailable. In addition, changes in laws, regulations, or wildfire liability funds may not adequately protect utility companies. Any of these factors could reduce a utility company’s earnings, lower its credit ratings, increase its borrowing costs, or, in severe cases, lead to its bankruptcy.
Not all energy companies are fully insured against all risks inherent to their businesses. If a significant accident or event occurs that is not fully insured, it could adversely affect the energy company’s operations and financial condition. Any occurrence of a catastrophic event could bring about a limitation, suspension, or discontinuation of operations in the energy industry, including the midstream energy sector.
Affiliated Party Risk
. Certain energy companies are dependent on their parents or sponsors for a majority of their revenues. Any failure by a company’s parents or sponsors to satisfy its payments or obligations would impact the company’s revenues and cash flows and ability to make distributions.
Utilities Industry Generally
. The Fund cannot assure you that the positive developments noted above, including those relating to privatization, convergence and changing regulation, will occur or that risks other than those noted above will not develop in the future. In addition, utilities generally are subject to the risk of increased environmental regulation, which may have a significant impact on the operations and earnings of utility companies.

Leverage Risk
The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. These include the possibility of higher volatility of the Fund’s net asset value and the asset coverage of the Fund’s Preferred Stock and Borrowings. This means that if there is a net decrease in the value of the Fund’s investment portfolio, the use of leverage will likely cause a greater decrease in the net asset value per share of Common Stock and the market value per share of Common Stock than if the Fund were not leveraged.
Fluctuations in dividend rates on the MRPS and interest rates on the Fund’s Borrowings will affect the net income available for distribution to holders of Common Stock. Holders of Common Stock receive all net income from the Fund remaining after payment of dividends on the Preferred Stock and interest on the Fund’s Borrowings and generally are entitled to a pro rata share of net realized capital gains, if any. In the event the Fund were ever to be liquidated, the Bank and the holders of the Fund’s Borrowings would be entitled to receive repayment of outstanding principal plus accumulated and unpaid interest thereon before any distribution is made to the Fund’s shareholders, and the holders of Preferred Stock would be entitled to liquidating distributions (equal to $100,000 per share of MRPS plus any accumulated and unpaid dividends thereon) before any distribution is made to holders of Common Stock. Additionally, the 1940 Act provides certain rights and protections for holders of the Fund’s Preferred Stock and indebtedness that may adversely affect the interests of holders of Common Stock.
The use of debt leverage entails certain risks. The rights of lenders under the Borrowings are senior to the rights of holders of the Fund’s Common Stock and Preferred Stock. The Credit Facility can be terminated by the Bank upon 179 days’ notice, and there can be no assurance that the Fund would be able to replace the Credit Facility with another form of leverage if the Bank were to give a 179-day notice of termination. Furthermore, future changes in the credit markets could cause the interest rate payable on the Credit Facility and dividend rates on Preferred Stock to increase relative to the dividend and interest rates the Fund earns on its portfolio securities, which could reduce or even eliminate the benefits of leverage to the Fund. Finally, the Fund is required to maintain asset coverage of 300% on any outstanding Borrowings, instead of the 200% asset coverage required on its Preferred Stock. If the Fund were unable to replace the Credit Facility after receiving a 179-day notice of termination from the Bank, or were unable to maintain the required asset coverage on its outstanding Borrowings, it could be required to deleverage and sell a portion of its investments at a time when it might be disadvantageous to do so.
Management Risk
The Fund is subject to management risk because it is an actively managed portfolio. The Investment Adviser and the individual portfolio managers apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Common Stock Risk
The Fund has substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.
Small and Mid-Cap Company Risk
The Fund may invest its portfolio of equity securities in companies of any market capitalization. The Fund considers small cap companies to be those with a market capitalization up to $2 billion and mid cap companies to be those with a market capitalization between $2 billion and $10 billion. The Fund’s investments in small and mid-cap companies may be subject to more abrupt or erratic movements in price than its investments in larger, more established companies because the securities of such companies are less well-known, held primarily by insiders or institutional investors or may trade less frequently and in lower volume. Furthermore, small and mid-cap companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects. Such companies often have limited financial resources or may depend on a few key employees, and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.
Preferred Stock Risk
The Fund may invest in preferred stocks issued by portfolio companies, which are subject to credit, interest-rate, call, liquidity and subordination risks. In addition, preferred stock dividends may be deferred, omitted or unpaid. If distributions on preferred stocks are deferred, the Fund may be required to recognize taxable income without receiving corresponding cash payments. Preferred stocks may be redeemed by the issuer, potentially requiring the Fund to reinvest the proceeds at lower rates of return, and generally provide limited voting rights. Because preferred stocks are subordinated to debt obligations and may be significantly less liquid than many other securities, they may involve greater credit and liquidity risk.

MLP Risk
An investment in MLP units involves certain risks which differ from an investment in the equity securities, such as common stock, of a corporation. Holders of MLP units have the rights typically afforded to limited partners in a limited partnership. As compared to common stockholders of a corporation, holders of MLP units have more limited control and more limited rights to vote on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and an MLP’s organizational documents may create conflicts between investors and its general partner, managing member, or sponsor.
MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect the price of the MLP units. Certain MLPs in which the Fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the Fund, would be adversely affected.
Debt Securities Risk
In addition to credit risk and interest rate risk, investment in debt securities carries certain risks, including:

•
Redemption Risk — Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

•	Limited Voting Rights — Debt securities typically have limited voting rights, except in cases when interest payments have not been made and the issuer is in default.

•	Liquidity — Certain debt securities may be substantially less liquid than many other securities, such as United States Government securities or common stocks.
Illiquid Securities Risk
The Fund may invest in securities for which there is no readily available trading market or which are otherwise illiquid. The Fund may not be able readily to dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Fund’s net asset value.
Issuer Risk
The value of equity securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Credit Risk
Credit risk is the risk that an issuer of a preferred stock or debt security will become unable to meet its obligation to make dividend, interest and principal payments. In general, lower rated preferred stocks or debt securities carry a greater degree of credit risk. If rating agencies lower their ratings of preferred stocks or debt securities in the Fund’s portfolio, the value of those obligations could decline, which could jeopardize the rating agencies’ ratings of the Fund’s Preferred Stock. In addition, the underlying revenue source for a preferred stock or debt security may be insufficient to pay dividends, interest or principal in a timely manner. Because a primary source of income for the Fund is the dividend, interest and principal payments on the preferred stocks or debt securities in which it invests, any default by an issuer of a preferred stock or debt security could have a negative impact on the Fund’s ability to pay dividends to its investors. Even if the issuer does not actually default, adverse changes in the issuer’s financial condition may negatively affect its credit rating or presumed creditworthiness. These developments would adversely affect the market value of the issuer’s obligations or the value of credit derivatives if the Fund has sold credit protection.
Interest Rate Risk
Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Fund’s investment in preferred stocks and fixed-rate debt securities means that the net asset value and price of the Common Stock may decline if market interest rates rise. The net asset value of the Fund’s investments in common stock may also fluctuate based on changes in interest rates. Interest rates are currently low relative to historic levels. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration and reduce the value of the security. This is known as extension risk. The value of the Fund’s common stock investments may also be influenced by changes in interest rates.
Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Income Risk
The income that holders of Common Stock receive from the Fund is based partly on the dividends and interest the Fund earns from its investments, which can vary widely over the short and long term. If prevailing market interest rates drop, distribution rates on the Fund’s preferred stock holdings and bond holdings — and thus income available for distributions to holders of the Fund’s Common Stock — could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing leverage.
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk
Securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s, may be known as “high-yield” securities and commonly referred to as “junk bonds.” Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for the Fund’s Investment Adviser to accurately predict risk. There is a greater risk with high-yield/high-risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the Fund pursues missed payments, there is a risk that Fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.
Securities Lending Risk
Subject to certain investment restrictions, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Fund lending its securities.
The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Fund is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.
Even though securities lending usually does not impose market risks on the lending Fund, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that the Fund must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, the Fund could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Fund.

 The Fund will not lend securities having a value in excess of 33 1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).
Counterparty Risk
When a fund engages in investment techniques in which it relies on another party to consummate the transaction, the fund is subject to the risk of default by the other party. To the extent that a fund enters into multiple transactions with a single or limited number of counterparties, the fund will be subject to increased levels of counterparty risk.
Foreign Investment Risk
Although the Fund is prohibited from investing more than 20% of its total assets in securities of foreign issuers, the Fund may be exposed to certain risks as a result of foreign investments. When the Fund invests in securities of foreign issuers, it is subject to risks not typically associated with investing in securities of U.S. companies. These risks can include currency devaluations and other fluctuations in foreign currencies, foreign currency exchange controls, greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial government involvement in the economy, higher rates of inflation, differences in securities regulation and trading, political uncertainty and other risks. In addition, accounting, auditing and financial reporting standards in foreign countries are different from U.S. standards. As a result, certain material disclosures may not be made and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Moreover, it may be more difficult to obtain a judgment in a court outside the United States. Interest and dividends paid on securities held by the Fund and gains from the disposition of such securities may be subject to withholding taxes imposed by foreign countries. Although in some countries portions of these taxes are recoverable, any amounts not recovered will reduce the income received by the Fund, and may reduce distributions to holders of Common Stock.
Foreign Currency Risk
Investments in securities that trade in and receive revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies.
REIT and Real Estate Risk
Investing in companies that invest in real estate exposes the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Real estate companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type. REITs are financial vehicles that pool investor capital to purchase or finance real estate. Equity REITs invest primarily in direct ownership or lease of real property, and they derive most of their income from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Investing in equity REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.
REITs and REIT-like entities are typically small or medium market capitalization companies, and they are subject to management fees and other expenses. When the Fund invests in REITs and REIT-like entities it will bear its proportionate share of the costs of the REITs’ and REIT-like entities’ operations. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Convertible Securities Risk
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the Fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

Reverse Repurchase Agreement Risk
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are a form of leverage and are subject to the risks described above under “Leverage Risk.”
Hedging Strategy Risk
Certain of the investment techniques that the Fund may employ for hedging or, under certain circumstances, to increase income or total return, will expose the Fund to risks. Such investment techniques may include entering into interest rate and stock index futures contracts and options on interest rate and stock index futures contracts, purchasing and selling put and call options on securities and stock indices, purchasing and selling securities on a when-issued or delayed delivery basis and lending portfolio securities.
There are economic costs of hedging reflected in the pricing of futures, swaps, options and contracts related to options on positions in interest rate swaps which can be significant, particularly when long-term interest rates are substantially above short-term interest rates. There may be an imperfect correlation between changes in the value of the Fund’s portfolio holdings and hedging positions entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, the Fund’s success in using hedge instruments is subject to the Investment Adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings, and there can be no assurance that the Investment Adviser’s judgment in this respect will be accurate. Consequently, the use of hedging transactions might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.
Derivatives Risk
The Fund does not currently utilize derivatives transactions. To the extent the Fund enters into derivatives transactions (such as futures contracts and options thereon, options and swaps) in the future, the Fund will be subject to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund’s exposure to any single counterparty will be limited to no more than 25% of the Fund’s total assets. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify for payments by the Fund of qualified dividends eligible for a reduced federal income tax rate.
Dividend Capture Risk
The Fund may seek to increase its dividend income using a strategy called “dividend capture.” In a dividend capture trade, the Fund purchases stock of a particular issuer on or prior to the ex-dividend date for that stock. Because the Fund is the holder of the stock on the ex-dividend date, it is entitled to receive the dividend on the stock. After the ex-dividend date, the Fund seeks an opportunity to sell the stock and reinvest the proceeds in the stock of a different issuer on or prior to that stock’s ex-dividend date. The use of dividend capture strategies exposes the Fund to increased trading costs and the potential for capital loss. Since 2004, the Fund has not made significant use of dividend captures but may decide to do so in the future.
Portfolio Turnover Risk
The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. The Fund’s portfolio turnover rate will depend on market conditions and investment decisions and may vary from period to period. Higher portfolio turnover generally increases transaction costs and may result in the realization of net short-term capital gains which generally are taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

Inflation Risk
Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s Common Stock and Preferred Stock, and distributions thereon, can decline. In addition, during any periods of rising inflation, dividend rates on the Fund’s Preferred Stock and interest rates on the Fund’s indebtedness would likely increase, which would tend to further reduce returns to holders of the Fund’s Common Stock.
Market Disruption Risk
The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), technological advancements (such as the evolution of artificial intelligence), and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. Assets of companies, including those held in the Fund’s portfolio, could be direct targets, or indirect casualties, of an act of terrorism and may also be particularly sensitive to natural/environmental disasters. In addition, the United States Government has issued warnings that assets of utility companies and energy sector companies, specifically the United States’ pipeline infrastructure, may be the future target of terrorist organizations.
Capital Market Risk
Global financial markets and economic conditions are volatile due to a variety of factors, including significant write-offs in the financial services sector, and therefore companies may have difficulty raising capital. In particular, as a result of concerns about the general stability of financial markets and specifically the solvency of lending counterparties, the cost of raising capital from the credit markets generally has increased as many lenders and institutional investors have increased interest rates, enacted tighter lending standards, refused to refinance debt on existing terms or at all and reduced, or in some cases ceased to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other debt instruments may be unwilling or unable to meet their funding obligations. Due to these factors, companies may be unable to obtain new debt or equity financing on acceptable terms or at all. If funding is not available when needed, or is available only on unfavorable terms, companies may not be able to meet their obligations as they come due. Moreover, without adequate funding, companies may be unable to execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures, any of which could have a material adverse effect on their revenues and results of operations.
Artificial Intelligence Risk
The fast growth of artificial intelligence (“AI”) and the data centers that support it could hurt the energy and utility companies in which the Fund invests, and so could reduce the value of your investment. Demand for electricity from AI infrastructure is expected to rise sharply. That demand may never arrive, or may arrive more slowly or in different places than expected. Companies that spend heavily on new power generation capacity, pipelines, transmission lines or other infrastructure to meet the expected demand may not earn a return on what they spend. Those companies may also take on more debt, cut or delay distributions or dividends, or end up with assets that sit unused if AI technology becomes more energy efficient or if data center developers change their plans. Fast-rising demand could also strain the power grid, raise the risk of outages and bring higher costs, penalties or reputational harm for utilities and grid operators. Lawmakers and regulators may respond to AI-driven demand in ways that are hard to predict. They could change how utilities set rates, how costs are split between data centers and other customers, how new projects are permitted and connected to the grid, and what environmental standards apply. Any of these changes could reduce the profits of the companies the Fund holds. AI could also disrupt energy and utility companies by giving an edge to competitors that use it more effectively or employ different business models, by shifting investment toward other energy sources or technologies, or by exposing companies to new cybersecurity and operational risks. Because the Fund focuses its investments in the public utilities industry, these risks may affect the Fund more than a fund that invests more broadly. They could also make the market price of the Fund’s shares more volatile during periods when investor sentiment is driven by changes, or perceived changes, in the development, deployment, and use of AI.
Tax Risk
The Fund’s investment program and the tax treatment of Fund distributions may be affected by Internal Revenue Service interpretations of the Code and future changes in tax laws and regulations, including changes in the provisions that currently apply to the favorable tax treatment of certain qualified dividends. There can be no assurance that any portion of the Fund’s income distributions will not be fully taxable as ordinary income. Additionally, in order for the Fund to avoid corporate-level income tax, the Fund must qualify each year as a regulated investment company under the Code and distribute all of its net income.

MLP Tax Risk
The Fund’s ability to meet its investment objectives will depend, in part, on the level of taxable income and distributions the Fund receives from the equity securities in which it invests, a factor over which the Fund has no control. The benefit the Fund will derive from its investment in MLPs will be largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. As a partnership, an MLP generally has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to the Fund, likely causing a reduction in the value of the Fund’s Common Stock.
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Fund or its service providers (including, but not limited to, the Investment Adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Fund. Advances in AI technologies may increase these risks. Malicious actors may use AI tools to make cyberattacks faster, larger in scale, more convincing and harder to detect. Examples include automated, AI-assisted hacking that quickly finds and exploits system weaknesses; coordinated networks of AI-driven programs (sometimes called “bot swarms”) that can overwhelm systems or carry out many attacks at once; and AI-generated fraudulent communications, such as realistic “phishing” messages or “deepfake” audio, video or images that impersonate trusted persons in order to obtain access, information or payments. In addition, the Fund’s service providers may use AI tools in their operations, and those tools may themselves be targeted, manipulated or misused, or may cause unintended errors or disclosures of information. Any such cybersecurity breaches or losses of service may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Fund and its service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, including the rapid development of AI-enabled attack methods, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investments in such issuers to lose value.
Certain Affiliations
Certain broker-dealers may be considered to be affiliated persons of the Fund or the Investment Adviser. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.
Anti-Takeover Provisions
Certain provisions of the Charter and Bylaws may be regarded as “anti-takeover” provisions because they could have the effect of limiting the ability of other entities or persons to acquire control of the Fund. These provisions could have the effect of depriving holders of Common Stock of opportunities to sell their Common Stock at a premium over the then-current market price of the Common Stock or at net asset value. See “Certain provisions of the Charter and Bylaws and certain provisions of Maryland law — Anti-Takeover Provisions in the Charter and Bylaws” below.

Effects of Leverage [Text Block]
Effects of Leverage
The Fund’s current Borrowings and Preferred Stock subject it to certain restrictions imposed by guidelines of one or more rating agencies. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Investment Adviser from managing the Fund’s portfolio in accordance with the Fund’s investment objectives and policies.
Changes in the value of the Fund’s portfolio securities, including costs attributable to Borrowings or Preferred Stock, are borne entirely by the holders of the Common Stock. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage decreases (or increases) the net asset value per share of Common Stock to a greater extent than if the Fund were not leveraged. During periods when the Fund is using leverage through Borrowings or the issuance of Preferred Stock, the fees paid to the Investment Adviser for advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s “average weekly managed assets,” which include the principal amount of the Borrowings and any assets attributable to the issuance of Preferred Stock. This means that the Investment Adviser has a financial incentive to increase the Fund’s use of leverage.
Utilization of leverage is a speculative investment technique and involves certain risks to the Common Stockholders. These include the possibility of higher volatility of the net asset value of the Common Stock and potentially more volatility in the market value of the Common Stock. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage is to cause Common Stockholders to realize a higher rate of return than if the Fund were not so leveraged. On the other hand, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to Common Stockholders is reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to Common Stockholders than if the Fund were not so leveraged.
As of September 30, 2026, the Fund must achieve an annual return of 1.20% to cover the interest and dividend payment obligations described above with respect to its Borrowings and Preferred Stock.
The following table is designed to illustrate the effect of leverage on Common Stock total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Actual returns may be higher or lower than those appearing in the table below. See also “Risks.”
The table further reflects the issuance of leverage representing 25% of the Fund’s total assets and projected annual interest and dividends on that leverage equal to 4.81% as of September 30, 2026.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholders(1)	(14.91)%	(8.25)%	(1.59)%	5.06%	11.72%

(1)
The corresponding return to Common Stockholders is composed of two elements: the dividends on the Common Stock paid by the Fund, the amount of which is largely determined by the Fund’s net investment income after paying interest on its leverage, and gains or losses on the value of the securities the Fund owns. The table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.

Effects of Leverage [Table Text Block]
The table further reflects the issuance of leverage representing 25% of the Fund’s total assets and projected annual interest and dividends on that leverage equal to 4.81% as of September 30, 2026.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Return to Common Stockholders(1)	(14.91)%	(8.25)%	(1.59)%	5.06%	11.72%

(1)
The corresponding return to Common Stockholders is composed of two elements: the dividends on the Common Stock paid by the Fund, the amount of which is largely determined by the Fund’s net investment income after paying interest on its leverage, and gains or losses on the value of the securities the Fund owns. The table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.

Return at Minus Ten [Percent]	[1]		(14.91%)
Return at Minus Five [Percent]	[1]		(8.25%)
Return at Zero [Percent]	[1]		(1.59%)
Return at Plus Five [Percent]	[1]		5.06%
Return at Plus Ten [Percent]	[1]		11.72%
Effects of Leverage, Purpose [Text Block]		The following table is designed to illustrate the effect of leverage on Common Stock total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Actual returns may be higher or lower than those appearing in the table below. See also “Risks.”
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STOCK
The following is a brief description of the capital stock of the Fund. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Charter and the Fund’s bylaws (as amended and restated through the date hereof, the “Bylaws”). The Charter and Bylaws are each exhibits to the registration statement of which this Prospectus is a part.
Common Stock
All Common Stock offered pursuant to this Prospectus and any related Prospectus Supplement will be, upon issuance, duly authorized, fully paid and nonassessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. All Common Stock offered pursuant to this Prospectus and any related Prospectus Supplement will be of the same class and will have identical rights, as described below. All shares of Common Stock have equal rights to the payment of dividends and the distribution of assets upon liquidation.
The Fund’s Common Stock is listed on the NYSE under the trading or “ticker” symbol “DNP.” The Fund intends to hold annual meetings of stockholders so long as the Common Stock is listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund must continue to meet the NYSE requirements for the Common Stock to remain listed.
Unlike open-end funds, closed-end funds, like the Fund, do not continuously offer shares and do not provide daily redemptions. Rather, if a stockholder determines to buy additional shares of Common Stock or sell shares of Common Stock already held, the stockholder may do so by trading on the NYSE through a broker or otherwise. Shares of closed-end funds may frequently trade on an exchange at prices lower than net asset value.
The market value of the Common Stock may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such Common Stock in the market, general market and economic conditions, and other factors beyond the control of the Fund. The Fund cannot assure you that the Common Stock will trade at a price equal to or higher than net asset value in the future. The Fund’s Common Stock is designed primarily for long-term investors, and investors in Common Stock should not view the Fund as a vehicle for trading purposes. See “Repurchase of Fund Shares.”
Each outstanding share of Common Stock entitles the holder to one vote on all matters submitted to a vote of Common Stockholders, including the election of directors. Except as provided with respect to any other class or series, the Common Stockholders possess the exclusive voting power to elect directors (i.e., other than those directors elected solely by holders of Preferred Stock). There is no cumulative voting in the election of directors, which means that the holders of a majority of the outstanding shares of Common Stock can elect all of the directors then standing for election (other than Preferred Directors), and the holders of the remaining shares of Common Stock will not be able to elect any directors.
Preferred Stock
The Charter provides that the Board may classify and issue Preferred Stock with rights as determined by the Board, by action of the Board without the approval of the Common Stockholders. Common Stockholders have no preemptive right to purchase any Preferred Stock that might be issued.
The Fund may elect to issue Preferred Stock as part of its leveraging strategy. Under the 1940 Act, the Fund currently may issue leverage through the issuance of Preferred Stock, representing up to 50% of the Fund’s total assets less liabilities and indebtedness of the Fund (other than leverage consisting of Preferred Stock and other senior securities) immediately after the leverage is issued. As of September 30, 2026, the Fund has one series of Preferred Stock with a $132,000,000 aggregate liquidation preference, with terms as set forth in the Charter (the “MRPS”). The liquidation preference, voting rights and redemption provisions of the MRPS are summarized below. These summaries are qualified in their entirety by reference to the Charter.

Security Preemptive and Other Rights [Text Block]		Common Stockholders have no preemptive right to purchase any Preferred Stock that might be issued.
Long Term Debt [Table Text Block]
Borrowings
The Fund’s Borrowings currently consist of a floating rate credit facility (the “Credit Facility”) from a commercial bank (“Bank”). As of September 30, 2026, the Fund had the following outstanding Borrowings:

Type of Borrowing	Principal Amount

Credit Facility	$973,000,000

Total Borrowings	$973,000,000
Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately thereafter the total asset value of the Fund’s portfolio is at least 300% of the aggregate amount of outstanding indebtedness (i.e., the aggregate amount of outstanding debt may not exceed 33 1/3% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash distribution on its Common Stock unless, at the time of such declaration, the net asset value of the Fund’s portfolio (determined by deducting the amount of such distribution) is at least 300% of the aggregate amount of such outstanding indebtedness. If the Fund borrows money, the Fund intends, to the extent possible, to retire outstanding debt from time to time to maintain coverage of any outstanding indebtedness of at least 300%. Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness.
The Fund’s Credit Facility contains customary covenants that, among other things, limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Credit Facility may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Credit Facility, or by the issuance of new Preferred Stock.
Under the Credit Facility, the Fund has the ability to borrow up to an aggregate amount of $985,000,000 from the Bank. The Bank has the right to terminate the Credit Facility and require repayment of all Borrowings under the Credit Facility upon 179 days’ notice or following an event of default. Interest is charged at daily Secured Overnight Financing Rate (SOFR) plus an additional percentage rate of 0.95% on the amount borrowed. Borrowings under the Credit Facility are collateralized by certain assets of the Fund (the “Hypothecated Securities”). The Fund expressly grants the Bank the right to re-register the Hypothecated Securities in its own name or in another name other than the Fund’s and to pledge, repledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Hypothecated Securities. The Bank has the ability to borrow the Hypothecated Securities (“Rehypothecated Securities”). The Fund is entitled to receive a fee from the Bank in connection with any borrowing of Rehypothecated Securities. The fee is computed daily based on a percentage of the difference between the fair market rate as determined by the Bank and the Fed Funds Open and is paid monthly. The Fund can designate any Hypothecated Security as ineligible for rehypothecation and can recall any Rehypothecated Security at any time and if the Bank fails to return it (or an equivalent security) in a timely fashion, the Bank will be liable to the Fund for the ultimate delivery of such security and certain costs associated with delayed delivery. In the event the Bank does not return the security or an equivalent security, the Fund will have the right to, among other things, apply and set off an amount equal to 100% of the then-current fair market value of such Rehypothecated Securities against any amounts owed to the Bank under the Credit Facility. The Fund is entitled to receive an amount equal to any and all interest, dividends or distributions paid or distributed with respect to any Hypothecated Security on the payment date. If at the close of any business day, the value of all outstanding Rehypothecated Securities exceeds the value of the Fund’s borrowings, the Bank must promptly, at its option, either reduce the amount of the outstanding Rehypothecated Securities or deliver an amount of cash at least equal to the excess amount.
The Credit Facility is senior in all respects to the Fund’s outstanding Common Stock and Preferred Stock with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

Outstanding Securities [Table Text Block]
The following table provides information about the Fund’s outstanding securities as of September 30, 2026 (information in the table is unaudited):

(1) Title of Class	(2) Amount of Shares/ Aggregate Liquidation Preference/ Aggregate Principal Amount Authorized	(3) Amount Held by Fund for Its Own Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)

Common Stock	450,000,000	0	381,262,263

Mandatory Redeemable Preferred Shares (“MRPS”)1 Series E	1,320	0	1,320

Credit Facility	973,000,000	0	973,000,000

(1)	The MRPS has a liquidation preference of $100,000 per share.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Fund’s Common Stock at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends or distributions.

Market Discount to Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount to Net Asset Value Risk
The shares of closed-end management investment companies often trade at a discount to their net asset value. Although the Fund’s Common Stock has historically traded at a premium to its net asset value, it may trade at a discount to net asset value. If its Common Stock trades at a discount to its net asset value, the risk of loss may increase for purchasers of its Common Stock.

At-the-Market Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
At-the-Market Offering Risk
Sales of Common Stock under an at-the-market offering may occur over an extended period and the Fund cannot predict the amount or timing of those sales. Sales may dilute or increase net asset value per share and earnings per share depending on the price at which shares are sold relative to net asset value, after taking into account commissions and offering expenses. Sales may also place downward pressure on the market price of Common Stock or cause the Common Stock to trade at a different premium or discount to net asset value. Because the amount and price of shares sold are not known in advance, investors cannot predict the economic effects of the offering or the amount of proceeds the Fund will receive.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration Risk
The Fund invests a significant portion of its total assets in securities of public utility companies engaged in the production, transmission or distribution of electric energy, gas, or telephone services. The focus of the Fund’s portfolio on specific sectors may present more risks than if the Fund’s portfolio were broadly spread over numerous sectors of the economy. Adverse economic, political or regulatory occurrences affecting one or more of those sectors will have a larger impact on the Fund than on an investment company that does not concentrate solely in those specific sectors. At times, the performance of companies in those sectors will lag the performance of other sectors or the broader market as a whole. As concentration of the Fund’s investments in a sector increases, so does the potential for fluctuation in the net asset value of Common Stock.

Utilities Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Utilities Industry Risk
Risks that are intrinsic to public utility companies include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas and other fuels, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials, the disposal of radioactive wastes, shutdown of facilities or release of radiation resulting from catastrophic events, disallowance of costs by regulators which may reduce profitability, and changes in market structure that increase competition.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. The Fund cannot assure you that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by utility companies. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief.
Certain issuers of securities held in the Fund’s portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. The Fund cannot assure you that such pricing policies or rates of return will continue in the future.
Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.
The Fund’s investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are partially or fully government-owned, thereby limiting current investment opportunities for the Fund, the Fund believes that, in order to attract significant capital for growth, foreign governments are likely to seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies. Of course, the Fund cannot assure you that such favorable developments will occur or that investment opportunities in foreign markets will increase or that regulatory structures will remain stable over time.
The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business. The Fund takes into account anticipated economic growth rates and other economic developments when selecting securities of utility companies.
Certain segments of the electric, gas, telecommunications and midstream energy sectors of the public utilities industry, and individual companies within such segments, may not perform as well as each sector as a whole (or companies or segments of other sectors). Many utility companies have historically been subject to risks of increases in fuel and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations. In particular, regulatory changes with respect to nuclear and conventionally fueled power generating and transmission facilities could increase costs or impair the ability of utility companies to operate and utilize such facilities, thus reducing the companies’ earnings or resulting in losses. Rates of return on investment of certain utility companies are subject to review by government regulators. Changes in regulatory policies or accounting standards may negatively affect the earnings or dividends of utility companies. Costs incurred by utilities, such as fuel and purchased power costs, often are subject to immediate market action resulting from such things as political or military forces operating in geographic regions where oil production is concentrated or global or from regional weather conditions, such as droughts, while the rates of return of utility companies generally are subject to review and limitation by state and/or national public utility commissions, which results ordinarily in a lag or an absence of correlation between costs and return. It is also possible that costs may not be offset by return. Utility companies have, in recent years, been affected by increased competition, which could adversely affect the profitability or viability of such utilities. Electric utilities may also be subject to increasing economic pressures due to deregulation of generation, transmission and other aspects of their business. Telecommunications companies have been subject to risks associated with increasing levels of competition, technology substitution (
i.e.
, wireless, broadband internet access and voice over Internet protocol, or VoIP), industry overcapacity, consolidation and regulatory uncertainty.
Certain public utility companies may have operations that involve transitioning from traditional energy facilities (including oil, gas or other hydrocarbons) to those focused on renewable energy (including wind, solar, hydrogen, geothermal, biomass, etc.). Renewable energy companies and other companies operating in the renewable energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain renewable energy assets. Renewable energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for renewable energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies.
Because many renewable energy infrastructure companies enter into long-term contracts for energy offtake, if their counterparties experience economic stress, there could be subsequent concerns regarding those long-term contracts. In addition, worsening or extreme weather conditions, such as droughts, severe storms and floods, could lead to lower utilization of clean energy assets than anticipated when the long-term contracts were signed. Further, as increased capital enters the renewable energy space, combined with decreasing costs, there may be pressure on power pricing, which in turn could result in lower rates of return on certain projects.

The renewable energy sector can also be significantly affected by changes in the prices and supplies of other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. Certain factors may negatively contribute to the growth of the renewable energy group of industries, including changes in government policy that no longer focus on clean energy, which could result in reduced capital investment in the sector. In addition, long-term renewable energy infrastructure growth is largely dependent on battery storage technology, which today is insufficient to meet long-term policy goals. Moreover, due to the volume of renewable energy infrastructure needed to meet such policy goals, construction slowdowns or the inability to construct projects on time could result in reduced growth for the renewable energy group of industries.
Electric.
 The electric utility sector consists of companies that are engaged principally in the generation, distribution, transmission, delivery or sale of electric energy, although many also provide other energy-related services. In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate, and risks related to abandonment of old projects and cost overruns of new projects. In a period of declining interest rates, many utilities refinance high cost debt and in doing so improve their fixed charges coverage. In a period of declining interest rates, however, regulators may lower allowed rates of return as interest rates decline and thereby cause the benefits of the interest rate declines to be shared wholly or in part with customers. In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities’ increased costs. The construction and operation of nuclear power facilities are subject to strict scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies which have comparable jurisdiction. Strict scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning such plants.
The rating agencies look closely at the business profile of utilities. Ratings for companies are expected to be impacted to a greater extent in the future by the division of their asset base. Electric utility companies that focus more on the generation of electricity may be assigned less favorable ratings as this business is expected to be competitive and the least regulated. On the other hand, companies that focus on transmission and distribution, which is expected to be the least competitive and the more regulated part of the business, may see higher ratings given the greater predictability of cash flow.
Some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment. In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer’s balance sheet.
Gas.
 Gas transmission companies and gas distribution companies are undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of certain parts of the industry. In the recent decade, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In the opinion of the Investment Adviser, however, environmental considerations could improve the outlook for the gas sector in the future. For example, natural gas is the cleanest of the hydrocarbon fuels, and this may result in incremental shifts in fuel consumption toward natural gas and away from oil and coal, even for electricity generation. However, technological or regulatory changes within the industry (such as requirements to use alternative energy sources) may delay or prevent this result. In addition, the risks that apply to electric utility companies also generally apply to gas utility companies.
Telecommunications.
 In the past, telecommunications companies offered services under conditions so highly regulated that the companies were considered and treated as utilities. Traditional telephone companies offered voice service within broad market areas. Cable companies were generally small businesses focused on offering video services in limited geographic markets. Today, these historically different types of communication service businesses are converging to form a broad “communication” sector in which companies are growing in size and increasingly bundling their service offerings to include a combination of wireline and wireless telephone service, wireline and wireless broadband internet access, video communication services and entertainment content. In many instances, these entities have modernized and are expanding geographically into national and international markets. Nonetheless, regulators may impose, or seek to impose, greater or less regulation than in the past. Increasing competition, technological innovations, changes in consumer demand and other structural changes could adversely affect the profitability of these companies and the growth rate of their dividends. In addition, potential statutory or regulatory changes could either help or harm particular segments of the communication sector.
Communication companies are or may be subject to federal, state and/or local government regulation, including how and where infrastructure is constructed, maintained and operated, environmental and safety controls, and, in some cases, the prices these companies may charge for the products and services they provide. Such regulation can change over time in both scope and intensity. Various governmental entities have the authority to enforce compliance with these regulations and to grant, deny or modify any certificates, permits, or authorizations issued under the regulations. Violations are subject to administrative, civil and criminal penalties, or a combination thereof, including revocations, fines, injunctions. Stricter laws, regulations or enforcement policies could be enacted at any time, which would likely increase compliance costs and may adversely affect the financial performance of communication companies.
In addition, potential regulatory or statutory changes could either help or harm particular segments of the communication sector. On the regulatory front, communication companies are subject to the Communications Act of 1934 (as amended), which is administered by the Federal Communications Commission (“FCC”). Among other matters, the FCC classified broadband internet access service as an information service, reinstated the private mobile service classification of mobile broadband internet access service, and eliminated or modified certain other regulations and requirements pertaining to the provision of broadband internet access services. In addition, the FCC has acted to streamline the agency’s pole attachment rules, amend processes and certain regulations involving infrastructure siting, reexamine service provider obligations for rebuilding and repairing broadband infrastructure after natural disasters, and eliminated Form 325, Annual Report of Cable Television Systems. In addition, all final FCC actions, including those listed here, are subject to legal appeal. Communication companies may also be subject to state and local regulation that could either help or harm particular segments of the sector.
Midstream Energy.
 Certain of the Fund’s investments in the midstream energy sector will be through MLPs, which are subject to separate risks discussed below. There are special risks inherent in the midstream energy sector, including supply and demand risk, acquisition risk, regulatory risk, commodity pricing risk, catastrophe risk and affiliated party risk.
Data Centers.
Certain issuers in which the Fund invests, including electric and gas utilities and other infrastructure companies, may experience increased demand associated with data centers, including facilities supporting artificial intelligence and cloud-computing applications. Serving such customers may require substantial investments in electric generation, transmission, distribution, natural-gas
and other infrastructure. Forecasts for data-center development and electricity demand are uncertain, and projects may be delayed, downsized, relocated or canceled because of economic, technological, financing, equipment, permitting, environmental, water-use,
land use, legislative, political, or community considerations. If anticipated demand does not materialize, utility companies may be unable to recover the costs of infrastructure constructed to serve such anticipated demand or may be left with underutilized or stranded assets. Regulators also may limit or delay recovery of such costs, require that such costs be allocated to data-center customers rather than other ratepayers, impose special tariffs or customer-credit requirements, or take other actions in response to reliability, affordability, or environmental concerns. Data-center demand may be concentrated among a limited number of large customers, and the loss or financial distress of one or more such customers could adversely affect a utility company’s revenues and ability to recover its capital investments. These developments may increase an issuer’s capital and financing requirements, adversely affect its credit ratings or dividends, and reduce the value of the Fund’s investments.
Supply and Demand Risk.
 A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities, a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of companies in the midstream energy sector (“energy companies”). Energy companies are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors. Factors affecting the volume of production of energy commodities and the volume of energy commodities available for transportation, storage, processing or distribution include depletion of resources; depressed commodity prices; catastrophic events; labor relations; increased environmental or other governmental regulation; equipment malfunctions and maintenance difficulties; import volumes; international politics; policies of the Organization of Petroleum Exporting Countries; and increased competition from alternative energy sources. Alternatively, a decline in demand for energy commodities could result from factors such as adverse economic conditions (especially in key energy-consuming countries); increased taxation; weather and climate conditions; increased environmental or other governmental regulation; increased fuel economy; increased energy conservation or use of alternative energy sources; legislation intended to promote the use of alternative energy sources; or increased commodity prices.
Acquisition Risk
. The ability of energy companies to grow and, where applicable, to increase distributions to their equity holders can be highly dependent on their ability to make acquisitions that result in an increase in adjusted operating surplus. In the event that such companies are unable to make such accretive acquisitions because they are unable to identify attractive acquisition candidates or negotiate acceptable purchase contracts, because they are unable to raise financing for such acquisitions on economically acceptable terms, or because they are outbid by competitors, their future growth and ability to raise distributions will be limited and their ability to repay their debt holders may be weakened. Furthermore, even if these companies do consummate acquisitions that they believe will be accretive, the acquisitions may instead result in a decrease in adjusted operating surplus.

Regulatory Risk
. Energy companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Such regulation can change over time in both scope and intensity. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy companies.
The operations of wells, gathering systems, pipelines and distribution facilities, refineries, electric generating, transmission, and distribution facilities and other facilities are subject to stringent and complex federal, state and local environmental laws and regulations. These include, for example:

•	the federal Clean Air Act and comparable state laws and regulations that impose obligations related to air emissions;

•	the federal Clean Water Act and comparable state laws and regulations that impose obligations related to discharges of pollutants into regulated bodies of water;

•	the Resource Conservation and Recovery Act (“RCRA”) and comparable state laws and regulations that impose requirements for the handling and disposal of waste from facilities; and

•
the Comprehensive Environmental Response, Compensation, and Liability Act (“CERCLA”), also known as “Superfund,” and comparable state laws and regulations that regulate the cleanup of hazardous substances that may have been released at properties currently or previously owned or operated by energy companies or at locations to which they have sent waste for disposal.

Failure to comply with these laws and regulations may trigger a variety of administrative, civil and criminal enforcement measures, including the assessment of monetary penalties, the imposition of remedial requirements, and the issuance of orders enjoining future operations. These laws and regulations may mandate costly capital upgrades at regulated facilities. Certain environmental statutes, including RCRA, CERCLA, the federal Oil Pollution Act and analogous state laws and regulations, also impose strict, joint and several liability for costs required to clean up and restore sites where hazardous substances have been disposed of or otherwise released. Moreover, it is not uncommon for neighboring landowners and other third parties to file claims for personal injury and property damage allegedly caused by the release of hazardous substances or other waste products into the environment.
There is an inherent risk that energy companies may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. For example, an accidental release from wells or energy infrastructure assets could subject them to substantial liabilities for environmental cleanup and restoration costs, claims made by neighboring landowners and other third parties for personal injury and property damage, and fines or penalties for related violations of environmental laws or regulations. Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase compliance costs and remediation costs. For example, hydraulic fracturing, a technique commonly used in the completion of oil and gas wells, has become a subject of increasing regulatory scrutiny and may be subject in the future to more stringent, and costlier compliance requirements.
Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” (“GHGs”) such as carbon dioxide, a by-product
of burning fossil fuels, and methane, the major constituent of natural gas, which many scientists and policymakers believe contribute to global climate change. At the international level, the United Nations Framework Convention on Climate Change, the Kyoto Protocol and the Paris Agreement address GHG emissions, and several countries, including those in the European Union, have implemented climate change programs to restrict GHG emissions. Under the Trump Administration, the United States initiated a withdrawal from the Paris Agreement, although it remains the principal international climate framework.
In the United States, the Environmental Protection Agency (the “EPA”) determined in December 2009 that emissions of carbon dioxide, methane and certain other GHGs endanger public health and the environment by contributing to climate change. Federal agencies subsequently promulgated various regulations to address GHG emissions (the “Endangerment Finding”), including rules requiring GHG controls at oil and gas operations applicable to new motor vehicles and motor vehicle engines. In September 2026, the EPA also finalized the repeal of significant portions of its 2024 greenhouse-gas
standards for fossil fuel-fired power plants and separately proposed to repeal the remaining federal greenhouse-gas
standards applicable to those facilities. In February 2026, however, the EPA finalized rules rescinding the 2009 Endangerment Finding and repealing certain federal GHG emissions standards. These actions are expected to be the subject of continued litigation and could be reversed by future court decisions or administrations, and the long-term direction of federal climate regulations remains fluid as future administrations may take a more restrictive or less restrictive approach. Whether or not the federal efforts continue to slow or increase, states may adopt their own climate requirements. Many states, either individually or as part of multi-state regional initiatives, already have been instituting measures (including cap and trade programs and incentives for renewable energy generation) to reduce emissions of GHGs. Additional such measures are frequently under consideration.

Existing or future climate requirements could cause certain companies in which the Fund may invest to incur higher costs for the operation and maintenance of their facilities, the installation of control equipment, and the implementation of compliance programs as well as reduce demand for their products and services. Any such result may adversely affect the total return of certain of the Fund’s investments.
Commodity Pricing Risk
. The return on the Fund’s investments in energy companies may be dependent on the prices received by those companies for the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products or coal. These prices may fluctuate widely in response to a variety of factors including global and domestic economic conditions, weather and climate conditions, the supply and price of imported energy commodities, the production and storage levels of energy commodities in certain regions or in the world, policies of the Organization of Petroleum Exporting Countries, political stability, transportation facilities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices may also make it more difficult for energy companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices. The energy industry as a whole, including the midstream energy sector, may also be impacted by the perception that the performance of energy companies is directly linked to commodity prices. High commodity prices may drive further energy conservation efforts, and a slowing economy may adversely impact energy consumption, which may adversely affect the performance of MLPs and other energy companies.
Catastrophe Risk
. The operations of energy companies are subject to many inherent hazards, including: damage to pipelines, storage tanks or other equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires, and other natural disasters (which may worsen with climate change), or by acts of terrorism; inadvertent damage from construction, farm equipment, and other accidents; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons or other hazardous materials; and spills, blowouts, fires, and explosions. Since the September 11, 2001 terrorist attacks, the United States Government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage and may result in the curtailment or suspension of their related operations.
Wildfires have increased in frequency and severity in certain areas of the United States, and this trend may continue. Wildfire risk is especially significant for utility companies. Utility equipment, such as power lines and transformers, can start a wildfire or help it spread, particularly during periods of high winds, heat, and drought. A utility company found to have caused or contributed to a wildfire may face substantial damage claims, remediation costs, government fines and penalties, regulatory proceedings, and other legal actions, including criminal proceedings in certain circumstances. Under certain state laws, a utility company may be held liable for wildfire damage associated with its equipment even if the company was not negligent. Wildfires also may damage a utility company’s facilities, interrupt operations or service, and require substantial repair, restoration, and emergency-response expenditures. Utility companies may also have to spend large amounts to reduce wildfire risk, for example by moving power lines underground, strengthening or replacing equipment, and clearing vegetation. They may also have to shut off power to customers during high-risk conditions, which can lead to lost revenue, customer claims, and regulatory scrutiny. Utility companies may not be able to recover these costs and losses through the rates they charge customers. Wildfire-related insurance may be costly, limited, or unavailable. In addition, changes in laws, regulations, or wildfire liability funds may not adequately protect utility companies. Any of these factors could reduce a utility company’s earnings, lower its credit ratings, increase its borrowing costs, or, in severe cases, lead to its bankruptcy.
Not all energy companies are fully insured against all risks inherent to their businesses. If a significant accident or event occurs that is not fully insured, it could adversely affect the energy company’s operations and financial condition. Any occurrence of a catastrophic event could bring about a limitation, suspension, or discontinuation of operations in the energy industry, including the midstream energy sector.
Affiliated Party Risk
. Certain energy companies are dependent on their parents or sponsors for a majority of their revenues. Any failure by a company’s parents or sponsors to satisfy its payments or obligations would impact the company’s revenues and cash flows and ability to make distributions.
Utilities Industry Generally
. The Fund cannot assure you that the positive developments noted above, including those relating to privatization, convergence and changing regulation, will occur or that risks other than those noted above will not develop in the future. In addition, utilities generally are subject to the risk of increased environmental regulation, which may have a significant impact on the operations and earnings of utility companies.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. These include the possibility of higher volatility of the Fund’s net asset value and the asset coverage of the Fund’s Preferred Stock and Borrowings. This means that if there is a net decrease in the value of the Fund’s investment portfolio, the use of leverage will likely cause a greater decrease in the net asset value per share of Common Stock and the market value per share of Common Stock than if the Fund were not leveraged.
Fluctuations in dividend rates on the MRPS and interest rates on the Fund’s Borrowings will affect the net income available for distribution to holders of Common Stock. Holders of Common Stock receive all net income from the Fund remaining after payment of dividends on the Preferred Stock and interest on the Fund’s Borrowings and generally are entitled to a pro rata share of net realized capital gains, if any. In the event the Fund were ever to be liquidated, the Bank and the holders of the Fund’s Borrowings would be entitled to receive repayment of outstanding principal plus accumulated and unpaid interest thereon before any distribution is made to the Fund’s shareholders, and the holders of Preferred Stock would be entitled to liquidating distributions (equal to $100,000 per share of MRPS plus any accumulated and unpaid dividends thereon) before any distribution is made to holders of Common Stock. Additionally, the 1940 Act provides certain rights and protections for holders of the Fund’s Preferred Stock and indebtedness that may adversely affect the interests of holders of Common Stock.
The use of debt leverage entails certain risks. The rights of lenders under the Borrowings are senior to the rights of holders of the Fund’s Common Stock and Preferred Stock. The Credit Facility can be terminated by the Bank upon 179 days’ notice, and there can be no assurance that the Fund would be able to replace the Credit Facility with another form of leverage if the Bank were to give a 179-day notice of termination. Furthermore, future changes in the credit markets could cause the interest rate payable on the Credit Facility and dividend rates on Preferred Stock to increase relative to the dividend and interest rates the Fund earns on its portfolio securities, which could reduce or even eliminate the benefits of leverage to the Fund. Finally, the Fund is required to maintain asset coverage of 300% on any outstanding Borrowings, instead of the 200% asset coverage required on its Preferred Stock. If the Fund were unable to replace the Credit Facility after receiving a 179-day notice of termination from the Bank, or were unable to maintain the required asset coverage on its outstanding Borrowings, it could be required to deleverage and sell a portion of its investments at a time when it might be disadvantageous to do so.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed portfolio. The Investment Adviser and the individual portfolio managers apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock Risk
The Fund has substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Small and Mid-Cap Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small and Mid-Cap Company Risk
The Fund may invest its portfolio of equity securities in companies of any market capitalization. The Fund considers small cap companies to be those with a market capitalization up to $2 billion and mid cap companies to be those with a market capitalization between $2 billion and $10 billion. The Fund’s investments in small and mid-cap companies may be subject to more abrupt or erratic movements in price than its investments in larger, more established companies because the securities of such companies are less well-known, held primarily by insiders or institutional investors or may trade less frequently and in lower volume. Furthermore, small and mid-cap companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects. Such companies often have limited financial resources or may depend on a few key employees, and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock Risk
The Fund may invest in preferred stocks issued by portfolio companies, which are subject to credit, interest-rate, call, liquidity and subordination risks. In addition, preferred stock dividends may be deferred, omitted or unpaid. If distributions on preferred stocks are deferred, the Fund may be required to recognize taxable income without receiving corresponding cash payments. Preferred stocks may be redeemed by the issuer, potentially requiring the Fund to reinvest the proceeds at lower rates of return, and generally provide limited voting rights. Because preferred stocks are subordinated to debt obligations and may be significantly less liquid than many other securities, they may involve greater credit and liquidity risk.

MLP Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
MLP Risk
An investment in MLP units involves certain risks which differ from an investment in the equity securities, such as common stock, of a corporation. Holders of MLP units have the rights typically afforded to limited partners in a limited partnership. As compared to common stockholders of a corporation, holders of MLP units have more limited control and more limited rights to vote on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and an MLP’s organizational documents may create conflicts between investors and its general partner, managing member, or sponsor.
MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect the price of the MLP units. Certain MLPs in which the Fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the Fund, would be adversely affected.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
In addition to credit risk and interest rate risk, investment in debt securities carries certain risks, including:

•
Redemption Risk — Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

•	Limited Voting Rights — Debt securities typically have limited voting rights, except in cases when interest payments have not been made and the issuer is in default.

•	Liquidity — Certain debt securities may be substantially less liquid than many other securities, such as United States Government securities or common stocks.

Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Securities Risk
The Fund may invest in securities for which there is no readily available trading market or which are otherwise illiquid. The Fund may not be able readily to dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Fund’s net asset value.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
The value of equity securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
Credit risk is the risk that an issuer of a preferred stock or debt security will become unable to meet its obligation to make dividend, interest and principal payments. In general, lower rated preferred stocks or debt securities carry a greater degree of credit risk. If rating agencies lower their ratings of preferred stocks or debt securities in the Fund’s portfolio, the value of those obligations could decline, which could jeopardize the rating agencies’ ratings of the Fund’s Preferred Stock. In addition, the underlying revenue source for a preferred stock or debt security may be insufficient to pay dividends, interest or principal in a timely manner. Because a primary source of income for the Fund is the dividend, interest and principal payments on the preferred stocks or debt securities in which it invests, any default by an issuer of a preferred stock or debt security could have a negative impact on the Fund’s ability to pay dividends to its investors. Even if the issuer does not actually default, adverse changes in the issuer’s financial condition may negatively affect its credit rating or presumed creditworthiness. These developments would adversely affect the market value of the issuer’s obligations or the value of credit derivatives if the Fund has sold credit protection.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Income Risk
The income that holders of Common Stock receive from the Fund is based partly on the dividends and interest the Fund earns from its investments, which can vary widely over the short and long term. If prevailing market interest rates drop, distribution rates on the Fund’s preferred stock holdings and bond holdings — and thus income available for distributions to holders of the Fund’s Common Stock — could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing leverage.

High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk
Securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s, may be known as “high-yield” securities and commonly referred to as “junk bonds.” Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for the Fund’s Investment Adviser to accurately predict risk. There is a greater risk with high-yield/high-risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the Fund pursues missed payments, there is a risk that Fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
Subject to certain investment restrictions, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Fund lending its securities.
The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Fund is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.
Even though securities lending usually does not impose market risks on the lending Fund, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that the Fund must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, the Fund could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Fund.

The Fund will not lend securities having a value in excess of 33 1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).
Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
When a fund engages in investment techniques in which it relies on another party to consummate the transaction, the fund is subject to the risk of default by the other party. To the extent that a fund enters into multiple transactions with a single or limited number of counterparties, the fund will be subject to increased levels of counterparty risk.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment Risk
Although the Fund is prohibited from investing more than 20% of its total assets in securities of foreign issuers, the Fund may be exposed to certain risks as a result of foreign investments. When the Fund invests in securities of foreign issuers, it is subject to risks not typically associated with investing in securities of U.S. companies. These risks can include currency devaluations and other fluctuations in foreign currencies, foreign currency exchange controls, greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial government involvement in the economy, higher rates of inflation, differences in securities regulation and trading, political uncertainty and other risks. In addition, accounting, auditing and financial reporting standards in foreign countries are different from U.S. standards. As a result, certain material disclosures may not be made and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Moreover, it may be more difficult to obtain a judgment in a court outside the United States. Interest and dividends paid on securities held by the Fund and gains from the disposition of such securities may be subject to withholding taxes imposed by foreign countries. Although in some countries portions of these taxes are recoverable, any amounts not recovered will reduce the income received by the Fund, and may reduce distributions to holders of Common Stock.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk
Investments in securities that trade in and receive revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies.

REIT and Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT and Real Estate Risk
Investing in companies that invest in real estate exposes the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Real estate companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type. REITs are financial vehicles that pool investor capital to purchase or finance real estate. Equity REITs invest primarily in direct ownership or lease of real property, and they derive most of their income from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Investing in equity REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.
REITs and REIT-like entities are typically small or medium market capitalization companies, and they are subject to management fees and other expenses. When the Fund invests in REITs and REIT-like entities it will bear its proportionate share of the costs of the REITs’ and REIT-like entities’ operations. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the Fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the Fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

Reverse Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreement Risk
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are a form of leverage and are subject to the risks described above under “Leverage Risk.”

Hedging Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Strategy Risk
Certain of the investment techniques that the Fund may employ for hedging or, under certain circumstances, to increase income or total return, will expose the Fund to risks. Such investment techniques may include entering into interest rate and stock index futures contracts and options on interest rate and stock index futures contracts, purchasing and selling put and call options on securities and stock indices, purchasing and selling securities on a when-issued or delayed delivery basis and lending portfolio securities.
There are economic costs of hedging reflected in the pricing of futures, swaps, options and contracts related to options on positions in interest rate swaps which can be significant, particularly when long-term interest rates are substantially above short-term interest rates. There may be an imperfect correlation between changes in the value of the Fund’s portfolio holdings and hedging positions entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, the Fund’s success in using hedge instruments is subject to the Investment Adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings, and there can be no assurance that the Investment Adviser’s judgment in this respect will be accurate. Consequently, the use of hedging transactions might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund does not currently utilize derivatives transactions. To the extent the Fund enters into derivatives transactions (such as futures contracts and options thereon, options and swaps) in the future, the Fund will be subject to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund’s exposure to any single counterparty will be limited to no more than 25% of the Fund’s total assets. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify for payments by the Fund of qualified dividends eligible for a reduced federal income tax rate.

Dividend Capture Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Capture Risk
The Fund may seek to increase its dividend income using a strategy called “dividend capture.” In a dividend capture trade, the Fund purchases stock of a particular issuer on or prior to the ex-dividend date for that stock. Because the Fund is the holder of the stock on the ex-dividend date, it is entitled to receive the dividend on the stock. After the ex-dividend date, the Fund seeks an opportunity to sell the stock and reinvest the proceeds in the stock of a different issuer on or prior to that stock’s ex-dividend date. The use of dividend capture strategies exposes the Fund to increased trading costs and the potential for capital loss. Since 2004, the Fund has not made significant use of dividend captures but may decide to do so in the future.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. The Fund’s portfolio turnover rate will depend on market conditions and investment decisions and may vary from period to period. Higher portfolio turnover generally increases transaction costs and may result in the realization of net short-term capital gains which generally are taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s Common Stock and Preferred Stock, and distributions thereon, can decline. In addition, during any periods of rising inflation, dividend rates on the Fund’s Preferred Stock and interest rates on the Fund’s indebtedness would likely increase, which would tend to further reduce returns to holders of the Fund’s Common Stock.

Market Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption Risk
The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), technological advancements (such as the evolution of artificial intelligence), and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. Assets of companies, including those held in the Fund’s portfolio, could be direct targets, or indirect casualties, of an act of terrorism and may also be particularly sensitive to natural/environmental disasters. In addition, the United States Government has issued warnings that assets of utility companies and energy sector companies, specifically the United States’ pipeline infrastructure, may be the future target of terrorist organizations.

Capital Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Capital Market Risk
Global financial markets and economic conditions are volatile due to a variety of factors, including significant write-offs in the financial services sector, and therefore companies may have difficulty raising capital. In particular, as a result of concerns about the general stability of financial markets and specifically the solvency of lending counterparties, the cost of raising capital from the credit markets generally has increased as many lenders and institutional investors have increased interest rates, enacted tighter lending standards, refused to refinance debt on existing terms or at all and reduced, or in some cases ceased to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other debt instruments may be unwilling or unable to meet their funding obligations. Due to these factors, companies may be unable to obtain new debt or equity financing on acceptable terms or at all. If funding is not available when needed, or is available only on unfavorable terms, companies may not be able to meet their obligations as they come due. Moreover, without adequate funding, companies may be unable to execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures, any of which could have a material adverse effect on their revenues and results of operations.

Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Artificial Intelligence Risk
The fast growth of artificial intelligence (“AI”) and the data centers that support it could hurt the energy and utility companies in which the Fund invests, and so could reduce the value of your investment. Demand for electricity from AI infrastructure is expected to rise sharply. That demand may never arrive, or may arrive more slowly or in different places than expected. Companies that spend heavily on new power generation capacity, pipelines, transmission lines or other infrastructure to meet the expected demand may not earn a return on what they spend. Those companies may also take on more debt, cut or delay distributions or dividends, or end up with assets that sit unused if AI technology becomes more energy efficient or if data center developers change their plans. Fast-rising demand could also strain the power grid, raise the risk of outages and bring higher costs, penalties or reputational harm for utilities and grid operators. Lawmakers and regulators may respond to AI-driven demand in ways that are hard to predict. They could change how utilities set rates, how costs are split between data centers and other customers, how new projects are permitted and connected to the grid, and what environmental standards apply. Any of these changes could reduce the profits of the companies the Fund holds. AI could also disrupt energy and utility companies by giving an edge to competitors that use it more effectively or employ different business models, by shifting investment toward other energy sources or technologies, or by exposing companies to new cybersecurity and operational risks. Because the Fund focuses its investments in the public utilities industry, these risks may affect the Fund more than a fund that invests more broadly. They could also make the market price of the Fund’s shares more volatile during periods when investor sentiment is driven by changes, or perceived changes, in the development, deployment, and use of AI.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk
The Fund’s investment program and the tax treatment of Fund distributions may be affected by Internal Revenue Service interpretations of the Code and future changes in tax laws and regulations, including changes in the provisions that currently apply to the favorable tax treatment of certain qualified dividends. There can be no assurance that any portion of the Fund’s income distributions will not be fully taxable as ordinary income. Additionally, in order for the Fund to avoid corporate-level income tax, the Fund must qualify each year as a regulated investment company under the Code and distribute all of its net income.

MLP Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
MLP Tax Risk
The Fund’s ability to meet its investment objectives will depend, in part, on the level of taxable income and distributions the Fund receives from the equity securities in which it invests, a factor over which the Fund has no control. The benefit the Fund will derive from its investment in MLPs will be largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. As a partnership, an MLP generally has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to the Fund, likely causing a reduction in the value of the Fund’s Common Stock.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Fund or its service providers (including, but not limited to, the Investment Adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Fund. Advances in AI technologies may increase these risks. Malicious actors may use AI tools to make cyberattacks faster, larger in scale, more convincing and harder to detect. Examples include automated, AI-assisted hacking that quickly finds and exploits system weaknesses; coordinated networks of AI-driven programs (sometimes called “bot swarms”) that can overwhelm systems or carry out many attacks at once; and AI-generated fraudulent communications, such as realistic “phishing” messages or “deepfake” audio, video or images that impersonate trusted persons in order to obtain access, information or payments. In addition, the Fund’s service providers may use AI tools in their operations, and those tools may themselves be targeted, manipulated or misused, or may cause unintended errors or disclosures of information. Any such cybersecurity breaches or losses of service may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Fund and its service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, including the rapid development of AI-enabled attack methods, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investments in such issuers to lose value.

Certain Affiliations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Affiliations
Certain broker-dealers may be considered to be affiliated persons of the Fund or the Investment Adviser. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
Certain provisions of the Charter and Bylaws may be regarded as “anti-takeover” provisions because they could have the effect of limiting the ability of other entities or persons to acquire control of the Fund. These provisions could have the effect of depriving holders of Common Stock of opportunities to sell their Common Stock at a premium over the then-current market price of the Common Stock or at net asset value. See “Certain provisions of the Charter and Bylaws and certain provisions of Maryland law — Anti-Takeover Provisions in the Charter and Bylaws” below.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Fund’s investment in preferred stocks and fixed-rate debt securities means that the net asset value and price of the Common Stock may decline if market interest rates rise. The net asset value of the Fund’s investments in common stock may also fluctuate based on changes in interest rates. Interest rates are currently low relative to historic levels. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration and reduce the value of the security. This is known as extension risk. The value of the Fund’s common stock investments may also be influenced by changes in interest rates.
Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		101 Munson Street
Entity Address, City or Town		Greenfield
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		01301
Contact Personnel Name		Kathryn L. Santoro, Esq
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]
Voting Rights
The 1940 Act requires that the holders of any Preferred Stock, voting separately as a single class, have the right to elect at least two directors of the Fund at all times. Currently, Donald C. Burke and Mark G. Kahrer are serving as the Preferred Directors. The remaining directors are elected by holders of Common Stock, voting separately as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Stock have the right to elect a majority of the directors of the Fund at any time that two full years of dividends on any Preferred Stock are unpaid. The 1940 Act also requires that, in addition to any approval by the stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Stock, voting separately as a class, would be required to: (i) adopt any plan of reorganization that would adversely affect the Preferred Stock and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See “Certain Provisions of the Charter and By-Laws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded. Except as otherwise indicated in this Prospectus and except as otherwise required by applicable law or the Charter, holders of MRPS have equal voting rights with Common Stockholders (one vote per share, unless otherwise required by the 1940 Act) and vote together with Common Stockholders as a single class.

The affirmative vote of the holders of a majority of the outstanding MRPS, voting as a separate class, is required:

(i)	to amend, alter or repeal any of the preferences, rights or powers of holders of MRPS so as to affect materially and adversely such preferences, rights or powers,

(ii)
to amend, alter or repeal any of the provisions of the Charter or bylaws if such amendment, alteration or repeal would materially and adversely affect any privilege, preference, right or power of MRPS shares or the holder thereof or limit the ability of the Fund to comply with the terms of the purchase agreement for the MRPS,

(iii)
to create, authorize or issue Preferred Stock (or securities convertible into Preferred Stock) that ranks equally to the MRPS, provided, however, that no vote or consent of the holders of MRPS is required if, upon issuance of such securities, (A) the Fund satisfies certain asset coverage tests and, in all material respects, the other applicable provisions of the Charter and (B) all accrued and unpaid dividends on the MRPS have been paid in full and all redemptions required in respect of the MRPS, subject to certain exceptions, have been effectuated, except to the extent the proceeds of the issuance of such Preferred Stock are used to pay such dividends in full and/or to effect such redemptions, and further subject to further conditions as described in the Charter,

(iv)
to create, authorize or issue any shares of capital stock of the Fund which are senior to MRPS with respect to the payment of dividends, the making of redemptions, liquidation preference or the distribution of assets of the Fund, or any securities convertible into, or warrants, options or similar rights to purchase, acquire or receive, such shares of capital stock ranking senior to MRPS or reclassify any authorized shares of capital stock of the Fund into any shares ranking senior to the MRPS,

(v)
to create, authorize, issue, incur or suffer to exist any indebtedness for borrowed money or any direct or indirect guarantee of such indebtedness for borrowed money or any direct or indirect guarantee of such indebtedness, except the Fund may borrow and issue indebtedness as may be permitted by the Fund’s investment restrictions or as may be permitted by the 1940 Act (subject to certain exclusions), or

(vi)	to liquidate or dissolve the Fund.
The class vote of holders of MRPS described above will in each case be in addition to any other vote required to authorize the action in question. Further, the affirmative vote of the holders of a majority of any series of outstanding MRPS, voting as a separate class, is required with respect to any matter that materially and adversely affects the rights, preferences or powers of such series in a manner different from that of other separate series of classes of the Fund’s shares of capital stock or to issue Preferred Stock that ranks senior to the MRPS. This separate series vote described in the preceding sentence will in each case be in addition to any other vote required to authorize the action in question. The Fund has the authority to issue additional shares of preferred stock, and the holders of such preferred stock could have similar or different voting rights to those of the holders of MRPS. For purposes of these requirements, the affirmative vote of the holders of a “majority of the outstanding” shares means the vote, at the meeting of the shareholders of the Fund duly called, (i) of 67% or more of the shares present at such meeting, if the holders of more than 50% of the shares outstanding are present or represented by proxy or (ii) more than 50% of the shares outstanding, whichever of (i) or (ii) is less.

Security Liquidation Rights [Text Block]
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of MRPS will be entitled to receive a preferential liquidating distribution, equal to $100,000 per share of MRPS plus accumulated and unpaid dividends, whether or not declared, before any distribution of assets is made to Common Stockholders. After payment of the full amount of the preferential liquidating distribution to which they are entitled, the holders of MRPS will not be entitled to any further participation in any distribution of assets by the Fund.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			450,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			381,262,263
Mandatory Redeemable Preferred Shares Series E [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[2]		Mandatory Redeemable Preferred Shares (“MRPS”) Series E
Outstanding Security, Authorized [Shares]	[2]		1,320
Outstanding Security, Held [Shares]	[2]		0
Outstanding Security, Not Held [Shares]	[2]		1,320
Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]			Credit Facility
Long Term Debt, Principal			$ 973,000,000
Outstanding Security, Title [Text Block]			Credit Facility
Outstanding Security, Authorized [Shares]			973,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			973,000,000

[1]	The corresponding return to Common Stockholders is composed of two elements: the dividends on the Common Stock paid by the Fund, the amount of which is largely determined by the Fund’s net investment income after paying interest on its leverage, and gains or losses on the value of the securities the Fund owns. The table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.
[2]	The MRPS has a liquidation preference of $100,000 per share.